Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 8,050	$ 8,380	$ 9,630
Other revenues	32	113	105
Net revenues	8,082	8,493	9,735
Cost of sales	(5,468)	(5,710)	(6,161)
Gross profit	2,614	2,783	3,574
Selling, general and administrative	(1,066)	(1,166)	(1,210)
Research and development	(1,816)	(2,413)	(2,352)
Other income and expenses, net	95	91	109
Impairment, restructuring charges and other related closure costs	(292)	(1,376)	(75)
Operating income (loss)	(465)	(2,081)	46
Other-than-temporary impairment charge and realized gains on financial assets			318
Interest expense, net	(5)	(35)	(25)
Loss on equity-method investments	(122)	(24)	(28)
Gain on financial instruments, net		3	25
Income (loss) before income taxes and noncontrolling interest	(592)	(2,137)	336
Income tax expense	(37)	(51)	(181)
Net income (loss)	(629)	(2,188)	155
Net loss (income) attributable to noncontrolling interest	129	1,030	495
Net income (loss) attributable to parent company	$ (500)	$ (1,158)	$ 650
Earnings per share (Basic) attributable to parent company stockholders	$ (0.56)	$ (1.31)	$ 0.74
Earnings per share (Diluted) attributable to parent company stockholders	$ (0.56)	$ (1.31)	$ 0.72